Schedule of Investments
April 30, 2020 (unaudited)
Fallen Angel Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 66.43%

Communications - 2.40%
Walt Disney Co. (2)	1,687	182,449

Consumer Discretionary - 10.48%
Ebay, Inc.	5,464	217,631
McDonalds Corp.	995	186,622
Starbucks Corp.	2,430	186,454
Yum! Brands, Inc.	2,402	207,605

		798,312

Consumer Staples - 6.88%
Costco Wholesale Corp.	579	175,437
PepsiCo, Inc.	1,372	181,502
Philip Morris International, Inc.	2,243	167,328

		524,267

Financials - 11.54%
BlackRock, Inc.	367	184,249
Charles Schwab, Inc.	5,020	189,354
Discover Financial Services (2)	3,895	167,368
JPMorgan Chase & Co.	1,860	178,114
Wells Fargo & Co.	5,500	159,775

		878,860

Healthcare - 9.82%
AbbVie, Inc.	2,155	177,141
Johnson & Johnson	1,465	219,809
Novartis AG ADR	1,992	168,782
Pfizer, Inc.	4,748	182,133

		747,865

Industrials - 7.27%
Lockheed Martin Corp.	486	189,083
Norfolk Southern Corp.	1,050	179,655
Union Pacific Corp.	1,157	184,877

		553,615

Information Technology - 18.04%
Apple, Inc.	646	189,795
Broadridge Financial Solutions, Inc. (2)	1,606	186,296
Intuit, Inc.	715	192,914
MasterCard, Inc. Class-A	778	213,927
Microsoft Corp.	1,187	212,722
Paychex, Inc.	2,480	169,929
Visa, Inc. Class-A	1,165	208,209

		1,373,792

Total Common Stocks	(Cost $ 3,636,752)	5,059,160

Corporate Bonds - 12.81%

Energizer Holding, Inc., 4.70%, 5/24/2022	200,000	202,928
Suburban Propane Partners LP, 5.75%, 3/1/2025	200,000	195,940
Under Armour, Inc., 3.25%, 6/15/2026	220,000	198,225
Verisign, Inc., 4.625%, 5/1/2023	200,000	201,300
Wynn Las Vegas LLC, 5.25%, 5/15/2027	204,000	177,480

Total Corporate Bonds	(Cost $ 1,011,102)	975,873

Preferred Securities - 2.36%

Bank of America Corp., Series L, 7.25%, 12/31/2049	130	179,712

Total Preferred Securities	(Cost $ 152,892)	179,712

Real Estate Investment Trusts - 2.42%

Essex Property Trust, Inc.	755	184,296

Total Real Estate Investment Trusts	(Cost $ 226,543)	184,296

Registered Investment Companies - 2.33%

Vaneck Fallen Angels High Yield Bond ETF (5)	6,515	177,143

Total Registered Investment Companies	(Cost $ 193,474)	177,143

Structured Note - 2.56%

Financials - 2.56%
JPMorgan Chase & Co., 1.49%, 8/31/2028 (3)	25,000	17,500
Morgan Stanley, 1.102%, 8/19/2028	25,000	16,031
Morgan Stanley, 7.15%, 8/30/2028	14,000	15,349
Morgan Stanley, 3.896%, 9/27/2028 (3)	25,000	17,156
Morgan Stanley, 7.00%, 9/30/2030	24,000	27,815
Morgan Stanley, 1.016%, 8/19/2033 (3)	10,000	5,413
Morgan Stanley, 1.36%, 6/30/2034 (3)	22,000	11,220
Morgan Stanley, 1.245%, 8/29/2034 (3)	5,000	2,544
Morgan Stanley, 2.592%, 12/31/2034 (3)	13,000	6,760
Morgan Stanley, 2.454%, 3/31/2035 (3)	20,000	10,150
Natixis U.S. LLC, 0.482%, 8/29/2033 (3)	34,000	32,347
Natixis U.S. LLC, 1.00%, 3/31/2034	15,000	7,500
Natixis U.S. LLC, 2.076%, 4/30/2034 (3)	10,000	7,863
Natixis U.S. LLC, 0.483%, 10/31/2034 (3)	10,000	4,700
Nomura American Finance, 0.922%, 5/30/2034 (3)	10,000	6,095
The Bank of Nova Scotia, 0.672%, 8/28/2034 (Canada) (3)	10,000	6,586

Total Structured Note	(Cost $ 226,762)	195,029

Money Market Registered Investment Companies - 7.67%

First American Treasury Obligation Fund Class Z 0.13% (4)	584,113	584,113

Total Money Market Registered Investment Companies	(Cost $ 584,113)	584,113

Total Investments - 96.58%	(Cost $ 6,031,639)	7,355,326

Other Assets less Liabilities - 3.42%		260,082

Total Net Assets - 100.00%		7,615,408

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$6,184,424	$-
Level 2 - Other Significant Observable Inputs	1,170,902	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,355,326	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable or floating rate security in which coupon rate adjusts periodically. Maturity date shown for callable
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at April 30, 2020.
(5) Exchange Traded Funds